Research and Development, Net - Schedule of Research and Development, Net (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Research and Development, Net [Abstract]
Research and preclinical studies	$ 1,226,026	$ 747,026	$ 1,159,147
Salaries, regulatory, professional and other expenses	935,801	542,615	469,667
Share-based compensation (Notes 6, 11 and 12)	81,786	132,502	45,870
Reimbursements (Note 6)	(198,042)	(50,319)	(141,409)
Amortization of intangible assets	10,954	10,984	10,954
Total research and development, net	$ 2,056,525	$ 1,382,808	$ 1,544,229